DERIVATIVE INSTRUMENTS AND HEDGING TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table summarizes the notional amounts and fair values of the Company’s outstanding derivatives by risk category and instrument type within the Consolidated Balance Sheet:

	Notional		Fair Value Asset		Fair Value (Liability)
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Derivatives in fair value hedging relationships
Interest rate swap agreements	$4,717	$4,984	$18	$16	$(184)	$(303)
Derivatives in cash flow hedging relationships
Foreign currency exchange contracts	712	866	28	19	(4)	(5)
Commodity contracts	6	9	—	—	(1)	(1)
Derivatives in net investment hedging relationships
Cross currency swap agreements	4,264	3,189	—	90	(145)	—
Total derivatives designated as hedging instruments	9,699	9,048	46	125	(334)	(309)
Derivatives not designated as hedging instruments
Foreign currency exchange contracts	8,198	9,679	7	74	(5)	(3)
Total derivatives at fair value	$17,897	$18,727	$53	$199	$(339)	$(312)

Schedule of Derivative Instruments
The following table sets forth the amounts recorded in the Consolidated Balance Sheet related to cumulative basis adjustments for fair value hedges:

	Carrying Amount of Hedged Item		Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Item
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Long-term debt	$4,551	$4,696	$(166)	$(287)

Derivative Instruments, Gain (Loss)
The following tables summarize the location and impact to the Consolidated Statement of Operations related to derivative instruments:

	Year Ended December 31, 2023
	Net Sales	Cost of Products Sold	Cost of Services Sold	Selling, General and Administrative Expenses	Other (Income) Expense	Interest and Other Financial Charges
	$36,662	$16,977	$6,018	$5,127	$(840)	$765
Gain or (loss) on cash flow hedges
Foreign currency exchange contracts
Amount reclassified from accumulated other comprehensive income (loss) into income	15	28	10	10	—	—
Gain or (loss) on fair value hedges
Interest rate swap agreements
Hedged items	—	—	—	—	—	(121)
Derivatives designated as hedges	—	—	—	—	—	121
Gain or (loss) on derivatives not designated as hedging instruments
Foreign currency exchange contracts	—	—	—	—	(116)	—

	Year Ended December 31, 2022
	Net Sales	Cost of Products Sold	Cost of Services Sold	Selling, General and Administrative Expenses	Other (Income) Expense	Interest and Other Financial Charges
	$35,466	$16,955	$5,392	$5,214	$(366)	$414
Gain or (loss) on cash flow hedges
Foreign currency exchange contracts
Amount reclassified from accumulated other comprehensive income (loss) into income	13	50	14	(3)	—	—
Commodity Contracts
Amount reclassified from accumulated other comprehensive income (loss) into income	—	(2)	—	—	—	—
Gain or (loss) on fair value hedges
Interest rate swap agreements
Hedged items	—	—	—	—	—	347
Derivatives designated as hedges	—	—	—	—	—	(347)
Gain or (loss) on net investment hedges
Foreign currency exchange contracts
Amount excluded from effectiveness testing recognized in earnings using an amortization approach	—	—	—	—	—	13
Gain or (loss) on derivatives not designated as hedging instruments
Foreign currency exchange contracts	—	—	—	—	351	—

	Year Ended December 31, 2021
	Net Sales	Cost of Products Sold	Cost of Services Sold	Selling, General and Administrative Expenses	Other (Income) Expense	Interest and Other Financial Charges
	$34,392	$17,082	$4,979	$4,798	$(1,378)	$343
Gain or (loss) on cash flow hedges
Foreign currency exchange contracts
Amount reclassified from accumulated other comprehensive income (loss) into income	5	8	2	9	—	—
Gain or (loss) on fair value hedges
Interest rate swap agreements
Hedged items	—	—	—	—	—	135
Derivatives designated as hedges	—	—	—	—	—	(135)
Gain or (loss) on net investment hedges
Foreign currency exchange contracts
Amount excluded from effectiveness testing recognized in earnings using an amortization approach	—	—	—	—	—	16
Gain or (loss) on derivatives not designated as hedging instruments
Foreign currency exchange contracts	—	—	—	—	195	—

Schedule of Net Investment Hedges in Accumulated Other Comprehensive Income (Loss)
The following table summarizes the amount of gain or (loss) on net investment hedges recognized in Accumulated other comprehensive income (loss):

	Years Ended December 31,
	2023	2022
Euro-denominated long-term debt	$(84)	$196
Euro-denominated commercial paper	(42)	39
Cross currency swap agreements	(193)	(65)
Foreign currency exchange contracts	—	34